21. EMPLOYEES BENEFITS PLANS (Details 4) - FAF [Member] R$ in Thousands	Dec. 31, 2019 BRL (R$)
Discount rate [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Assumptions utilized	7.28%
Average rate	8.28%
Actuarial liabilities	R$ 2,991,566
Average rate	6.28%
Actuarial liabilities	R$ 3,938,373
Wage growth rate [Member]
EmployeesBenefitsPlansLineItems [Line Items]
Assumptions utilized	4.47%
Average rate	5.47%
Actuarial liabilities	R$ 3,559,945
Average rate	3.47%
Actuarial liabilities	R$ 3,317,437